Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Retained Earnings

 The reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor are they allowed for distribution except under liquidation.

	As of December 31,
	2016	2017	2017
	RMB	RMB	US$
	(In millions)
PRC statutory reserve funds	441	488	75
Unreserved retained earnings	85,293	101,840	15,653

Total retained earnings	85,734	102,328	15,728

Changes in Accumulated Other Comprehensive Income (Loss) by Component, Net of Tax

The changes in accumulated other comprehensive income (loss) by component, net of tax, were as follows:

	Foreign currency translation adjustment	Unrealized gains on available-for- sale investments	Total
	RMB	RMB	RMB
	(In millions)
Balance at December 31, 2014	(285)	5	(280)

Other comprehensive income (loss) before reclassification	(645)	489	(156)
Amounts reclassified from accumulated other comprehensive income	—	(194)	(194)

Net current-period other comprehensive income (loss)	(645)	295	(350)
Other comprehensive income attribute to noncontrolling interests and redeemable noncontrolling interests	(176)	—	(176)

Balance at December 31, 2015	(1,106)	300	(806)

Other comprehensive income (loss) before reclassification	(593)	515	(78)
Amounts reclassified from accumulated other comprehensive income	—	(572)	(572)

Net current-period other comprehensive loss	(593)	(57)	(650)
Other comprehensive income attribute to noncontrolling interests and redeemable noncontrolling interests	(327)	—	(327)

Balance at December 31, 2016	(2,026)	243	(1,783)

Other comprehensive income before reclassification	732	2,574	3,306
Amounts reclassified from accumulated other comprehensive income	71	(999)	(928)

Net current-period other comprehensive income	803	1,575	2,378
Other comprehensive loss attribute to noncontrolling interests and redeemable noncontrolling interests	335	—	335

Balance at December 31, 2017	(888)	1,818	930

Balance at December 31, 2017, in US$	(136)	279	143

Tax Effect Allocated to Each Component of Other Comprehensive Income (loss)

The following table sets forth the tax effect allocated to each component of other comprehensive income (loss) for the years ended December 31, 2015, 2016 and 2017:

	For the years ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
	(In millions)
Unrealized gains on available-for-sale investments
Other comprehensive loss before reclassification	(68)	(120)	(215)	(33)
Amounts reclassified from accumulated other comprehensive income	29	110	163	25

Net current-period other comprehensive loss	(39)	(10)	(52)	(8)